Related Party Transactions (Tables)	12 Months Ended
Jun. 30, 2022
Disclosure of transactions between related parties [Abstract]
Schedule of directors' remuneration
			Post-Employment	Long Term Benefits
2022	Short Term Benefits		Superannuation	Long-service	Termination	Equity
	Base Fee	Bonus	Contribution	Leave	Benefit	Options	Total
Directors’ remuneration	A$	A$	A$	A$	A$	A$	A$
Mr. Geoffrey Kempler (2)	377,800	-	10,000	-	-	-	387,800
Mr. Brian Meltzer	63,636	-	6,359	-	-	-	69,995
Mr. Peter Marks	70,000	-	-	-	-	-	70,000
Mr. Lawrence Gozlan (3)	107,500	-	-	-	-	-	107,500
Dr. David Sinclair (4)	34,888	-	-	-	-	-	34,888
Mr. Tristan Edwards (4)	31,819	-	4,194	-	-	-	36,013
	685,643	-	23,553	-	-	-	706,196

Other key management personnel
Dr. David Stamler (1)	658,393	-	-	-	-	965,633	1,624,026
Ms. Kathryn Andrews (1)	296,979	-	23,568	6,711	-	32,531	359,789
	955,372	-	23,568	6,711	-	998,164	1,983,815
Total	1,641,015	-	44,121	6,711	-	998,164	2,690,011

(1)	Base Fee includes movements in the annual leave provision for Ms. Kathryn Andrews and Dr. David Stamler in accordance with their employment contracts.

(2)	Includes A$277,800 in corporate advisory fees paid to an associated entity of Mr. Geoffrey Kempler for business advisory services including investor relations, marketing and business development.

(3)	Includes A$37,500 in corporate advisory fees paid to an associated entity of Mr. Lawrence Gozlan for corporate advisory services including seeking and advancing opportunities to expand the Group’s product pipeline and other sources of funding to commence and continue the Group’s clinical trials.

(4)	David Sinclair and Tristan Edwards resigned on January 4, 2022.

			Post-Employment	Long Term Benefits
2021	Short Term Benefits		Superannuation	Long-service	Termination	Equity
	Base Fee	Bonus	Contribution	Leave	Benefit	Options	Total
Directors’ remuneration	A$	A$	A$	A$	A$	A$	A$
Mr. Geoffrey Kempler (2)	487,292	-	16,184	(121,542)	1,000,000	450,777	1,832,711
Mr. Brian Meltzer	66,209	-	6,290	-	-	225,389	297,888
Mr. Peter Marks	68,333	-	-	-	-	225,389	293,722
Mr. Lawrence Gozlan (3)	218,333	-	-	-	-	225,389	443,722
Dr. David Sinclair	65,800	-	-	-	-	225,389	291,189
Mr. Tristan Edwards	64,774	-	1,012	-	-	225,389	291,175
	970,741	-	23,486	(121,542)	1,000,000	1,577,722	3,450,407

Other key management personnel
Dr. David Stamler (1)(4)	606,058	-	-	-	-	372,843	978,901
Ms. Kathryn Andrews (1)	314,978	-	21,694	11,257	-	-	347,929
	921,036	-	21,694	11,257	-	372,843	1,326,830
Total	1,891,777	-	45,180	(110,285)	1,000,000	1,950,565	4,777,237

(1)	Base Fee includes movements in the annual leave provision for Ms. Kathryn Andrews and Dr. David Stamler in accordance with their employment contracts.

(2)	Upon termination of employment as Chief Executive Officer on January 7, 2021 Mr. Kempler received the sum of A$1 million in accordance with his employment agreement dated September 21, 2007 and accrued leave entitlements. Remuneration also includes A$101,400 in corporate advisory fees paid to an associated entity of Mr. Geoffrey Kempler for business advisory services including investor relations, marketing and business development.

(3)	Includes A$150,000 in corporate advisory fees paid to an associated entity of Mr. Lawrence Gozlan for corporate advisory services including seeking and advancing opportunities to expand the Group’s product pipeline and other sources of funding to commence and continue the Group’s clinical trials.

(4)	Remuneration of Dr. David Stamler covered his previous role as Chief Medical Officer and Senior Vice President Clinical Development from July 1, 2020 to January 6. 2021 and CEO effective January 7, 2021.

			Post-Employment	Long Term Benefits
2020	Short Term Benefits		Superannuation	Long-service	Equity
	Base Fee	Bonus	Contribution	Leave	Options	Total
Directors’ remuneration	A$	A$	A$	A$	A$	A$
Mr. Geoffrey Kempler (1)	412,544	-	21,003	12,462	-	446,009
Mr. Brian Meltzer	73,059	-	6,941	-	-	80,000
Mr. Peter Marks	60,000	-	-	-	-	60,000
Mr. Lawrence Gozlan	60,000	-	-	-	-	60,000
Dr. David Sinclair	45,000	-	-	-	-	45,000
Mr. Tristan Edwards	45,000	-	-	-	-	45,000
	695,603	-	27,944	12,462	-	736,009
Other key management personnel
Ms. Kathryn Andrews (1)	228,788	-	21,003	8,066	-	257,857
Dr. David Stamler (1)	625,470	-	-	-	-	625,470
	854,258	-	21,003	8,066	-	883,327
Total	1,549,861	-	48,947	20,528	-	1,619,336

(1)	Base Fee includes movements in the annual leave provision for Mr. Geoffrey Kempler, Ms. Kathryn Andrews and Dr. David Stamler in accordance with their employment contracts.

Schedule of key management personnel equity holdings
	Balance July 1, 2021	Received as Remuneration	Received on Exercise of Options	Net Change Other	Balance June 30, 2022
Fully Paid Ordinary Shares of the Group	No.	No.	No.	No.	No.
Mr. Geoffrey Kempler	18,011,000	-	-	-	18,011,000
Mr. Lawrence Gozlan	-	-	-	-	-
Mr. Brian Meltzer	326,666	-	-	-	326,666
Mr. Peter Marks	43,111	-	-	-	43,111
Dr. David Sinclair (1)	-	-	-	-	-
Mr. Tristan Edwards (1)	-	-	-	-	-
Ms. Kathryn Andrews	-	-	-	-	-
Dr. David Stamler	-	-	-	-	-

	18,380,777	-	-	-	18,380,777

(1)	David Sinclair and Tristan Edwards resigned on January 4, 2022.

	Balance July 1, 2020	Received as Remuneration	Received on Exercise of Options	Net Change Other	Balance June 30, 2021
Fully Paid Ordinary Shares of the Group	No.	No.	No.	No.	No.
Mr. Geoffrey Kempler	18,011,000	-	-	-	18,011,000
Mr. Lawrence Gozlan	-	-	-	-	-
Mr. Brian Meltzer	326,666	-	-	-	326,666
Mr. Peter Marks	43,111	-	-	-	43,111
Dr. David Sinclair	-	-	-	-	-
Mr. Tristan Edwards	-	-	-	-	-
Ms. Kathryn Andrews	-	-	-	-	-
Dr. David Stamler	-	-	-	-	-

	18,380,777	-	-	-	18,380,777

	Balance July 1, 2019	Received as Remuneration	Received on Exercise of Options	Net Change Other	Balance June 30, 2020
Fully Paid Ordinary Shares of the Group	No.	No.	No.	No.	No.
Mr. Geoffrey Kempler	18,011,000	-	-	-	18,011,000
Mr. Lawrence Gozlan	-	-	-	-	-
Mr. Brian Meltzer	326,666	-	-	-	326,666
Mr. Peter Marks	43,111	-	-	-	43,111
Dr. David Sinclair	-	-	-	-	-
Mr. Tristan Edwards	-	-	-	-	-
Ms. Kathryn Andrews	-	-	-	-	-
Dr. David Stamler	-	-	-	-	-

	18,380,777	-	-	-	18,380,777

(1)	David Sinclair and Tristan Edwards resigned on January 4, 2022.

Schedule of share options of the company
Share Options of the Group	Balance July 1, 2021 No.	Granted as Remuneration No.	Options Exercised No.	Options Expired No.	Options Forfeited No.	Net Change Other	Options Vested During the year	Balance June 30, 2022 No.	Total Vested and Exercisable June 30, 2022 No.	Total Unvested June 30, 2022 No.
Mr. Geoffrey Kempler	19,000,000	-	-	-	-	-	-	19,000,000	19,000,000	-
Mr. Lawrence Gozlan	8,250,000	-	-	-	-	-	-	8,250,000	8,250,000	-
Mr. Brian Meltzer	8,250,000	-	-	-	-	-	-	8,250,000	8,250,000	-
Mr. Peter Marks	8,250,000	-	-	-	-	-	-	8,250,000	8,250,000	-
Dr. David Sinclair (1)	7,000,000	-	-	-	(7,000,000)	-	-	-	-	-
Mr. Tristan Edwards (1)	7,000,000	-	-	-	(7,000,000)	-	-	-	-	-
Ms. Kathryn Andrews	500,000	5,000,000	-	(500,000)	-	-	-	5,000,000	-	5,000,000
Dr. David Stamler	95,392,720	-	-	(4,000,000)	-	-	-	91,392,7200	-	91,392,720
	153,642,720	5,000,000	-	(4,500,000)	(14,000,000)	-	-	140,142,720	43,750,000	96,392,720

(1)	David Sinclair and Tristan Edwards resigned on January 4, 2022.

Share Options of the Group	Balance July 1, 2020 No.	Granted as Remuneration No.	Options Exercised No.	Options Expired No.	Options Forfeited No.	Net Change Other	Options Vested During the year	Balance June 30, 2021 No.	Total Vested and Exercisable June 30, 2021 No.	Total Unvested June 30, 2021 No.
Mr. Geoffrey Kempler	5,000,000	14,000,000	-	-	-	-	14,000,000	19,000,000	19,000,000	-
Mr. Lawrence Gozlan	1,250,000	7,000,000	-	-	-	-	7,000,000	8,250,000	8,250,000	-
Mr. Brian Meltzer	1,250,000	7,000,000	-	-	-	-	7,000,000	8,250,000	8,250,000	-
Mr. Peter Marks	1,250,000	7,000,000	-	-	-	-	7,000,000	8,250,000	8,250,000	-
Dr. David Sinclair	-	7,000,000	-	-	-	-	7,000,000	7,000,000	7,000,000	-
Mr. Tristan Edwards	-	7,000,000	-	-	-	-	7,000,000	7,000,000	7,000,000	-
Ms. Kathryn Andrews	500,000	-	-	-	-	-	-	500,000	500,000	-
Dr. David Stamler	4,000,000	91,392,720	-	-	-	-	-	95,392,720	4,000,000	91,392,720
	13,250,000	140,392,720	-	-	-	-	49,000,000	153,642,720	62,250,000	91,392,720

Share Options of the Group	Balance July 1, 2019 No.	Granted as Remuneration No.	Options Exercised No.	Options Expired No.	Options Forfeited No.	Net Change Other	Options Vested During the year	Balance June 30, 2020 No.	Total Vested and Exercisable June 30, 2020 No.	Total Unvested June 30, 2020 No.
Mr. Geoffrey Kempler	5,000,000	-	-	-	-	-	-	5,000,000	5,000,000	-
Mr. Brian Meltzer	1,250,000	-	-	-	-	-	-	1,250,000	1,250,000	-
Mr. Peter Marks	1,250,000	-	-	-	-	-	-	1,250,000	1,250,000	-
Mr. Lawrence Gozlan	1,250,000	-	-	-	-	-	-	1,250,000	1,250,000	-
Dr. David Sinclair	-	-	-	-	-	-	-	-	-	-
Mr. Tristan Edwards	-	-	-	-	-	-	-	-	-	-
Ms. Kathryn Andrews	500,000	-	-	-	-	-	-	500,000	500,000	-
Dr. David Stamler	4,000,000	-	-	-	-	-	-	4,000,000	4,000,000	-
	13,250,000	-	-	-	-	-	-	13,250,000	13,250,000	-